Restructuring - Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Corporate & Investment Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 82	€ 299	€ 129
Private & Commercial Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	(360)	(141)	(585)
Deutsche Asset Management [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	(6)	47	(2)
Non-Core Operations Unit [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	(4)	1
Consolidation & Adjustments [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	(7)	(3)
Total Net Restructuring Charges [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ (447)	€ (484)	€ (710)